Consolidated Statement of Equity - USD ($) $ in Millions	Total	Capital [member]	Treasury shares [member]	Share-based remuneration [member]	Government grants [member]	Legal Reserve [member]	For investment and working capital [member]	Result in transaction with non-controlling interest [member]	Retained earnings [member]	Post- employment benefit [member]	Cumulative translation adjustments [member]	Financial instruments [member]	Total [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2020	$ 2,907.5	$ 1,551.6	$ (25.7)	$ 37.4	$ 49.0	$ 204.4	$ 1,124.4	$ (26.4)	$ (31.6)	$ (39.2)	$ (56.5)	$ 7.5	$ 2,794.9	$ 112.6
Statement [Line Items]
Net income (Loss) For the Year	(43.5)								(44.7)				(44.7)	1.2
Remeasurement of post-employment benefit, net of tax	(9.5)									(9.5)			(9.5)
Translation adjustments	(67.8)										(61.1)		(61.1)	(6.7)
Financial instruments - Cash flow hedge, net of tax	(8.9)											(8.9)	(8.9)
Total of comprehensive loss	(129.7)								(44.7)	(9.5)	(61.1)	(8.9)	(124.2)	(5.5)
Repurchases of common shares	(2.5)		(2.5)										(2.5)
PUT options of non-controlling interest	(0.3)							(0.3)					(0.3)
Allocation of profits:
Absorption of reserves by loss for the year							(76.3)		76.3
Ending balance at Dec. 31, 2021	2,775.0	1,551.6	(28.2)	37.4	49.0	204.4	1,048.1	(26.7)		(48.7)	(117.6)	(1.4)	2,667.9	107.1
Statement [Line Items]
Net income (Loss) For the Year	(203.5)								(185.4)				(185.4)	(18.1)
Remeasurement of post-employment benefit, net of tax	7.2									7.2			7.2
Translation adjustments	(30.6)										(33.4)		(33.4)	2.8
Financial instruments - Cash flow hedge, net of tax	4.2											4.2	4.2
Listing expenses	135.7												0.0	135.7
Total of comprehensive loss	(87.0)								(185.4)	7.2	(33.4)	4.2	(207.4)	120.4
Share-based remuneration	2.9			2.9									2.9
Result in transactions with non controlling interest	133.4							104.1					104.1	29.3
Allocation of profits:
Absorption of reserves by loss for the year							(185.4)		185.4
Ending balance at Dec. 31, 2022	2,824.3	1,551.6	(28.2)	40.3	49.0	204.4	862.7	77.4		(41.5)	(151.0)	2.8	2,567.5	256.8
Statement [Line Items]
Net income (Loss) For the Year	164.3								164.0				164.0	0.3
Remeasurement of post-employment benefit, net of tax	(4.5)									(4.5)			(4.5)
Translation adjustments	33.3										34.2		34.2	(0.9)
Financial instruments - Cash flow hedge, net of tax	7.3											7.3	7.3
Total of comprehensive loss	200.4								164.0	(4.5)	34.2	7.3	201.0	(0.6)
Share-based remuneration	5.0			4.5									4.5	0.5
Capital contribution	9.5													9.5
Result in transactions with non controlling interest	13.5							13.5					13.5
Allocation of profits:
Dividends	(13.4)													(13.4)
Reserve for investments and working capital							164.0		$ (164.0)
Ending balance at Dec. 31, 2023	$ 3,039.3	$ 1,551.6	$ (28.2)	$ 44.8	$ 49.0	$ 204.4	$ 1,026.7	$ 90.9		$ (46.0)	$ (116.8)	$ 10.1	$ 2,786.5	$ 252.8